Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000240584
Shareholder Report [Line Items]
Fund Name	Fulcrum Diversified Absolute Return Fund
Class Name	Institutional Class
Trading Symbol	FARIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fulcrum Diversified Absolute Return Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fulcrumassetfunds.com/. You can also request this information by contacting us at 855-538-5278
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-538-5278
Additional Information Website	https://www.fulcrumassetfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$66	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.26%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Fulcrum Diversified Absolute Return Fund	6.69%	13.34%	5.40%	4.33%
Bloomberg Global Aggregate USD Hedged Index	2.00%	4.86%	0.34%	2.39%
ICE BofA 3-Month U.S. Treasury Bill Index	2.08%	4.21%	3.19%	2.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 265,126,852
Holdings Count | Holding	1,372
Advisory Fees Paid, Amount	$ 1,085,536
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$265,126,852 Number of Portfolio Holdings1,372 Advisory Fee (net of waivers)$1,085,536 Portfolio Turnover42%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	14.6%
Corporate Bonds	0.1%
Government Related	5.7%
Purchased Options	16.8%
U.S. Government & Agencies	62.8%

Sector Weighting (% of net assets)

Value	Value
Short Term Government Bonds	46.6
North American Equities	8.5
Commodity Derivatives	5.4
Governments-Treasuries	4.2
Equity Derivatives	2.4
Currency Derivatives	2.3
European ex-UK Equities	1.2
UK Equities	0.4
Japanese Equities	0.4
Asia ex-Japan Equities	0.2
Australian Equities	0.1
South American Equities	0.1
Corporate Bonds	0.1
Interest Rate Derivatives	(0.3)

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated October 28, 2025 or upon request at 855-538-5278.

Effective October 29, 2025, the Institutional Class's expense limitation was increased from 1.25% of the Fund's average daily net assets to 1.28% of the Fund's average daily net assets.

Householding

If you wish to receive a copy of this document at a new address, contact 855-538-5278.

C000240582
Shareholder Report [Line Items]
Fund Name	Fulcrum Diversified Absolute Return Fund
Class Name	Super Institutional Class
Trading Symbol	FARYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fulcrum Diversified Absolute Return Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fulcrumassetfunds.com/. You can also request this information by contacting us at 855-538-5278
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-538-5278
Additional Information Website	https://www.fulcrumassetfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional	$61	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Fulcrum Diversified Absolute Return Fund	6.62%	13.36%	5.47%	4.39%
Bloomberg Global Aggregate USD Hedged Index	2.00%	4.86%	0.34%	2.39%
ICE BofA 3-Month U.S. Treasury Bill Index	2.08%	4.21%	3.19%	2.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 265,126,852
Holdings Count | Holding	1,372
Advisory Fees Paid, Amount	$ 1,085,536
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$265,126,852 Number of Portfolio Holdings1,372 Advisory Fee (net of waivers)$1,085,536 Portfolio Turnover42%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	14.6%
Corporate Bonds	0.1%
Government Related	5.7%
Purchased Options	16.8%
U.S. Government & Agencies	62.8%

Sector Weighting (% of net assets)

Value	Value
Short Term Government Bonds	46.6
North American Equities	8.5
Commodity Derivatives	5.4
Governments-Treasuries	4.2
Equity Derivatives	2.4
Currency Derivatives	2.3
European ex-UK Equities	1.2
UK Equities	0.4
Japanese Equities	0.4
Asia ex-Japan Equities	0.2
Australian Equities	0.1
South American Equities	0.1
Corporate Bonds	0.1
Interest Rate Derivatives	(0.3)

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated October 28, 2025 or upon request at 855-538-5278.

Effective October 29, 2025, the Super Institutional Class's expense limitation was increased from 1.17% of the Fund's average daily net assets to 1.20% of the Fund's average daily net assets.

Householding

If you wish to receive a copy of this document at a new address, contact 855-538-5278.

[1]	Annualized
[2]	Annualized